Indebtedness Indebtetedness (Accounts receivable securitization) (details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014
Proceeds from (Repayments of) Accounts Receivable Securitization [Abstract]
Maximum Borrowings Under Securitization Program	$ 200.0
Securitization Program, Basis Spread on Variable Rate	0.375%
Securitization Program, Commitment Fee Percentage	0.375%